Morgan Stanley Insured Municipal Income Trust
Letter to the Shareholders o April 30, 2002

Dear Shareholder:

During the six-month period ended April 30, 2002, the U.S. economy began to recover from recession and the aftermath of September 11. Consumer spending and rebuilding of business inventories led an economic rebound in the first quarter of 2002. In spite of April's six percent unemployment rate, the relatively mild recession, which began in March 2001, is widely regarded as having ended.

The economic turnaround was fueled by monetary and fiscal policies, which sought to stimulate growth. The Federal Reserve Board's aggressive monetary policy cut the benchmark federal funds rate by 475 basis points in 2001 to its current level of 1.75 percent. Congress provided fiscal stimulus by passing reductions in personal tax rates as well as a number of spending initiatives after the September attacks.

The Fed's actions and the Treasury Department's cessation of the 30-year bond auction led to a bond-market rally that dropped long-term interest rates to 40-year lows at the end of October. Within the fixed-income market, yields on short maturities declined the most and the yield curve steepened. In November and December, as the economy improved, the bond market reversed course and yields increased. Demand for fixed-income investments revived in 2002, because of stock-market volatility and Federal Reserve Chairman Alan Greenspan's comments that the Fed would take a go-slow approach to tightening monetary policy.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index, which reached a low of
5.04 percent in October 2001, increased to 5.45 percent in March. As the Fed's outlook shifted to neutral, the index yield declined to 5.30 percent in April. Throughout the period, the slope of the municipal yield curve remained positive. The yield pick up for extending maturities from one to 30 years was 335 basis points versus 240 basis points last April.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasuries jumped to 104 percent in October 2001. By the end of April the ratio had returned to 94 percent. In the 10-year-maturity range, the ratio declined from 95 percent in October to 85 percent in April.

New-issue volume increased 43 percent, to $286 billion, during 2001. State and local government infrastructure and cash flow needs have contributed to the surge in underwriting activity. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume. New-issue volume for the first four months of 2002 reached $87 billion.

Morgan Stanley Insured Municipal Income Trust
Letter to the Shareholders o April 30, 2002 continued

30-Year Bond Yields 1997-2002

     Date       AAA Ins         Tsy           % Relationship
     12/31/96      5.60           6.63              84.46%
      1/31/97      5.70           6.79              83.95%
      2/28/97      5.65           6.80              83.09%
      3/31/97      5.90           7.10              83.10%
      4/30/97      5.75           6.94              82.85%
      5/31/97      5.65           6.91              81.77%
      6/30/97      5.60           6.78              82.60%
      7/31/97      5.25           6.29              83.47%
      8/31/97      5.48           6.61              82.90%
      9/30/97      5.40           6.40              84.38%
     10/31/97      5.35           6.15              86.99%
     11/30/97      5.30           6.05              87.60%
     12/31/97      5.15           5.92              86.99%
      1/31/98      5.15           5.80              88.79%
      2/28/98      5.20           5.92              87.84%
      3/31/98      5.25           5.93              88.53%
      4/30/98      5.35           5.95              89.92%
      5/31/98      5.20           5.80              89.66%
      6/30/98      5.20           5.65              92.04%
      7/31/98      5.18           5.71              90.72%
      8/31/98      5.03           5.27              95.45%
      9/30/98      4.95           5.00              99.00%
     10/31/98      5.05           5.16              97.87%
     11/30/98      5.00           5.06              98.81%
     12/31/98      5.05           5.10              99.02%
      1/31/99      5.00           5.09              98.23%
      2/28/99      5.10           5.58              91.40%
      3/31/99      5.15           5.63              91.47%
      4/30/99      5.20           5.66              91.87%
      5/31/99      5.30           5.83              90.91%
      6/30/99      5.47           5.96              91.78%
      7/31/99      5.55           6.10              90.98%
      8/31/99      5.75           6.06              94.88%
      9/30/99      5.85           6.05              96.69%
     10/31/99      6.03           6.16              97.89%
     11/30/99      6.00           6.29              95.39%
     12/31/99      5.97           6.48              92.13%
      1/31/00      6.18           6.49              95.22%
      2/29/00      6.04           6.14              98.37%
      3/31/00      5.82           5.83              99.83%
      4/30/00      5.91           5.96              99.16%
      5/31/00      5.91           6.01              98.34%
      6/30/00      5.84           5.90              98.98%
      7/31/00      5.73           5.78              99.13%
      8/31/00      5.62           5.67              99.12%
      9/30/00      5.74           5.89              97.45%
     10/31/00      5.65           5.79              97.58%
     11/30/00      5.55           5.61              98.93%
     12/31/00      5.27           5.46              96.52%
      1/31/01      5.30           5.50              96.36%
      2/28/01      5.27           5.31              99.25%
      3/31/01      5.26           5.44              96.69%
      4/30/01      5.45           5.79              94.13%
      5/31/01      5.40           5.75              93.91%
      6/30/01      5.35           5.76              92.88%
      7/31/01      5.16           5.52              93.48%
      8/31/01      5.07           5.37              94.41%
      9/30/01      5.20           5.42              95.94%
     10/31/01      5.04           4.87             103.49%
     11/30/01      5.17           5.29              97.73%
     12/31/01      5.36           5.47              97.99%
      1/31/02      5.22           5.43              96.13%
      2/28/02      5.14           5.42              94.83%
      3/31/02      5.43           5.80              93.62%
      4/30/02      5.30           5.59              94.81%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.


Performance

During the six-month period ended April 30, 2002, the net asset value (NAV) of Morgan Stanley Insured Municipal Income Trust (IIM) decreased from $15.42 to $15.16 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.405 per share, the Trust's total NAV return was 1.21 percent. IIM's value on the New York Stock Exchange (NYSE) decreased from $14.13 to $13.93 per share during this period. Based on this change plus reinvestment of tax-free dividends, IIM's total market return was 1.49 percent. As of April 30, 2002, IIM's share price was at an 8.11 percent discount to its NAV.

Monthly dividends for the second quarter of 2002, declared in March, were unchanged at $0.0675 per share. The Trust's level of undistributed net investment income was $0.136 per share on April 30, 2002, versus $0.086 per share six months earlier. Current earnings continued to benefit from lower short-term borrowing costs of Auction Rate Preferred Shares (ARPS).

Morgan Stanley Insured Municipal Income Trust
Letter to the Shareholders o April 30, 2002 continued


Portfolio Structure

The Trust's total net assets of $546.7 million were diversified among 13 long-term sectors and 80 credits. At the end of April, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 5.5 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution, sector allocation and geographic concentration. Optional redemption provisions by year of the call and respective cost (book) yields are also charted.

The Impact of Leveraging

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.08 per share to common share earnings. IIM has five ARPS series totaling $155 million and representing 28 percent of total net assets. The yields on IIM's weekly ARPS series ranged between 0.90 and 2.05 percent. The yields on the ARPS series with auctions maturing in July 2002, September 2002 and January 2004 were 2.95 percent, 2.47 percent and 2.47 percent, respectively.

Looking Ahead

The Federal Reserve Board's cautious approach toward tightening has helped stabilize the fixed-income markets. However, we believe that the economic recovery will eventually lead the Fed to raise short-term interest rates. Despite market uncertainty, we believe that the relationship between high-grade tax-exempt securities and Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their

Morgan Stanley Insured Municipal Income Trust
Letter to the Shareholders o April 30, 2002 continued

purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2002 the Trust purchased and retired 452,100 shares of common stock at a weighted average market discount of 8.16 percent.

We would like to take this opportunity to notify shareholders that in January 2002, Joseph R. Arcieri and Robert W. Wimmel joined James F. Willison as portfolio managers for the Trust.

We appreciate your ongoing support of Morgan Stanley Insured Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                    /s/ Mitchell M. Merin

Charles A. Fiumefreddo                        Mitchell M. Merin
Chairman of the Board                         President

Morgan Stanley Insured Municipal Income Trust
Letter to the Shareholders o April 30, 2002 continued


[GRAPHICS OMITTED]

LARGEST SECTORS as of April 30, 2002                         CREDIT ENHANCEMENTS as of April 30, 2002
(% of Long-Term Portfolio)                                   (% of Long-Term Portfolio)

Transportation        16%                                    MBIA         34%
Electric              14%                                    FGIC         27%
Water & Sewer         14%                                    Ambac        20%
General Obligation    12%                                    FSA          19%
Hospital              11%
Refunded               8%
IDR/PCR*               7%
Mortgage               6%


*   Industrial Development/Pollution Control Revenue.
Portfolio structure is subject to change.                    Portfolio structure is subject to change.


                            DISTRIBUTION BY MATURITY
                           (% of Long-Term Portfolio)



1-5 Years         1.5%
5-10 Years        4.6%             WEIGHTED AVERAGE
10-20 Years      51.5%             MATURITY: 19 YEARS
20-30 Years      37.0%
30 + Years        5.4%


Portfolio structure is subject to change.

Morgan Stanley Insured Municipal Income Trust
Letter to the Shareholders o April 30, 2002 continued

[GRAPHIC OMITTED]


                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2002


                                PERCENT CALLABLE        WEIGHTED AVERAGE
                                                        CALL PROTECTION: 5 YEARS


                             2002             10%
                             2003             45%
                             2004              1%
                             2005              2%
                             2006              1%
                             2007              1%
                             2008              3%
                             2009              5%
                             2010             11%
                             2011             10%
                             2012+            11%


                              YEARS BONDS CALLABLE


                               COST (BOOK) YIELD*

                                                       WEIGHTED AVERAGE
                             2002             5.9%     BOOK YIELD: 5.7%
                             2003             5.9%
                             2004             5.9%
                             2005             5.9%
                             2006             5.8%
                             2007             5.6%
                             2008             5.3%
                             2009             5.7%
                             2010             5.6%
                             2011             5.2%
                             2012+            5.2%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE TRUST'S OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 5.9% ON 10% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.
     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured Municipal Income Trust
Letter to the Shareholders  o  April 30, 2002 continued

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments


Alabama   ...................................     0.8%
Arizona .....................................     2.0
California  .................................     3.5
Colorado  ...................................     1.8
Connecticut  ................................     2.6
District of Columbia.........................     3.2
Florida  ....................................     3.3
Hawaii ......................................     1.3
Idaho  ......................................     1.0
Illinois ....................................     6.6
Indiana  ....................................     4.7
Kentucky  ...................................     3.5
Louisiana  ..................................     1.5
Maine .......................................     2.1
Massachusetts ...............................     4.7
Michigan ....................................     4.6
Minnesota ...................................     0.9
Missouri  ...................................     1.8
Montana .....................................     1.0
Nevada ......................................     4.3
New Hampshire  ..............................     0.7
New Jersey ..................................     2.3
New York  ...................................     0.6
North Carolina  .............................     1.9
Ohio  .......................................     1.3
Pennsylvania ................................     8.6
Rhode Island ................................     2.5
South Carolina  .............................     4.3
Tennessee  ..................................     0.8
Texas  ......................................     7.3
Utah  .......................................     0.8
Virginia ....................................     1.5
Washington ..................................     8.0
West Virginia ...............................     1.7
Wisconsin ...................................     2.5
                                                -----
Total .......................................   100.0%
                                                =====

Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments o April 30, 2002 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (131.6%)
            General Obligation (16.4%)
            District of Columbia,
 $   5,000    Refg Ser 1993 B (Ambac) .............................................    5.50 %      06/01/09    $  5,465,100
     6,000    Refg Ser 1993 B (FSA) ...............................................    5.50        06/01/10       6,555,660
    15,000  Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC) ...........    5.50        01/01/36      15,145,950
     7,000  Cook County, Illinois, Ser B (FGIC) ...................................    5.50        11/15/22       7,067,410
     3,000  Massachusetts, 2002 Ser B (FSA) .......................................    5.50        03/01/17       3,174,960
     5,000  River Rouge School District, Michigan, 1993 Bldg & Site Unltd Tax
              (FSA) ...............................................................    5.625       05/01/22       5,100,100
     3,000  Vicksburg Community Schools, Michigan, 1993 Refg (MBIA) ...............    5.625       05/01/20       3,054,180
     6,000  Clark County Sanitation District, Nevada, Refg 1993 (FGIC) ............    5.70        07/01/12       6,277,380
     8,000  Washoe County, Nevada, Reno - Sparks Convention Ltd Tax
              Ser 1993 A (FGIC) ...................................................    5.75        07/01/22       8,173,200
     4,000  Houston, Texas, Public Improvement & Refg Ser 2001 B (FSA) ............    5.50        03/01/17       4,187,680
 ---------                                                                                                     ------------
    62,000                                                                                                       64,201,620
 ---------                                                                                                     ------------
            Educational Facilities Revenue (4.5%)
     4,000  Alabama State University, General Tuition & Fee Ser 1993 (MBIA) .......    5.70        05/01/15       4,227,920
     3,000  District of Columbia, American Association for the Advancement of
              Science Ser 1997 (Ambac) ............................................    5.125       01/01/27       2,911,890
     4,000  Illinois Educational Facilities Authority, DePaul University
              Refg Ser 1997 (Ambac) ...............................................    5.50        10/01/19       4,112,560
     4,000  New Hampshire Health & Education Facilities Authority, University of
              New Hampshire Ser 2001 (Ambac) ......................................    5.125       07/01/33       3,881,640
     2,500  Rhode Island Health & Educational Building Corporation, Providence
              College Ser 1993 (MBIA) .............................................    5.60        11/01/15       2,604,150
 ---------                                                                                                     ------------
    17,500                                                                                                       17,738,160
 ---------                                                                                                     ------------
            Electric Revenue (19.0%)
     8,000  Redding, California, Ser 1993 A COPs (FGIC) ...........................    9.766++     06/01/19       8,569,120
     5,000  Massachusetts Municipal Wholesale Electric Company, 1993 Ser A
              (Ambac) .............................................................    5.00        07/01/10       5,341,650
     3,000  New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co Ser 1991 Ser D (AMT) (MBIA) ...................    9.526++     07/08/26       3,024,600
    10,000  North Carolina Municipal Power Agency #1, Catawba Ser 1993
              (MBIA) ..............................................................    9.22++      01/01/20      10,247,000
     3,000  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
              (MBIA) ..............................................................    5.375       01/01/25       3,049,140

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments o April 30, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                           COUPON      MATURITY
 THOUSANDS                                                                            RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------
 $  10,000  South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) ......    5.50 %     07/01/21    $ 10,100,400
            Lower Colorado River Authority, Texas,
    10,000    Refg Ser 1999 A (FSA) ..............................................    5.875      05/15/16      10,813,100
     5,000    Refg Ser 2001 (FSA) ................................................    5.00       05/15/26       4,771,200
    10,000  Washington Public Power Supply System, Nuclear Proj #1
              Refg Ser 1993 A (MBIA) .............................................    5.70       07/01/17      10,357,000
     8,000  Wisconsin Public Power, Refg Ser 1993 A (Ambac) ......................    5.25       07/01/21       8,015,600
 ---------                                                                                                   ------------
    72,000                                                                                                     74,288,810
 ---------                                                                                                   ------------
            Hospital Revenue (14.5%)
     5,000  Mesa Industrial Development Authority, Arizona, Discovery Health
              Ser 1999 A (MBIA) ..................................................    5.875      01/01/16       5,439,600
     2,100  District of Columbia, Children's Hospital Refg Ser 1992 A (FGIC) .....    6.25       07/15/10       2,159,766
     5,000  Sarasota County Public Hospital Board, Florida, Sarasota Memorial
              Hospital Refg Ser 1998 B (MBIA)) ...................................    5.25       07/01/24       5,032,300
     3,000  Indiana Health Facilities Financing Authority, Deaconess Hospital Inc
              Refg Ser 1993 (MBIA) ...............................................    5.75       03/01/15       3,075,300
     5,000  Kentucky Economic Development Finance Authority, St Elizabeth
              Medical Center Inc Ser 1993 A (FGIC) ...............................    6.00       12/01/22       5,274,500
     3,935  Maine Health & Higher Educational Facilities Authority, Ser 1993 A
              (FSA) ..............................................................    5.50       07/01/23       3,958,492
     5,500  Massachusetts Health & Educational Facilities Authority,
              Lahey Clinic Medical Center Ser B (MBIA) ...........................    5.625      07/01/15       5,638,050
     4,000  Missouri Health & Educational Facilities Authority, SSM Health Care
              Ser 1998 A (MBIA) ..................................................    5.00       06/01/22       3,905,720
     4,000  Washington County Hospital Authority, Pennsylvania, Washington
              Hospital Ser 1993 (Ambac) ..........................................    5.625      07/01/23       4,039,480
     4,000  Chattanooga-Hamilton County Hospital Authority, Tennessee,
              Erlanger Medical Center Refg Ser 1993 (FSA) ........................    5.50       10/01/13       4,117,640
            Amarillo Health Facilities Corporation, Texas,
     3,020    Baptist St Anthony's Hospital Ser 1998 (FSA) .......................    5.50       01/01/16       3,177,191
     5,075    Baptist St Anthony's Hospital Ser 1998 (FSA) .......................    5.50       01/01/17       5,298,554
     5,500  Wisconsin Health & Educational Facilities Authority, Sisters of the
              Sorrowful Mother Health Care Ser AA (MBIA) .........................    6.25       06/01/20       5,626,390
 ---------                                                                                                   ------------
    55,130                                                                                                     56,742,983
 ---------                                                                                                   ------------

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments o April 30, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                              COUPON     MATURITY
 THOUSANDS                                                                               RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (9.2%)
 $   7,500  Adams County, Colorado, Public Service Co of Colorado
              Refg 1993 Ser A (MBIA) .................................................   5.875%    04/01/14    $  7,764,075
     5,000  Hawaii Department of Budget and Finance, Hawaiian Electric Co
              Ser 1999 C (AMT) (Ambac) ...............................................   6.20      11/01/29       5,339,000
    12,000  Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B
              (AMT) (MBIA) ...........................................................   5.75      02/15/28      12,113,520
     4,900  Monroe County, Michigan, Detroit Edison Co Ser CC (AMT) (MBIA) ...........   6.55      06/01/24       5,169,353
     5,400  Forsyth, Montana, Puget Sound Power & Light Co Ser 1993 (MBIA) ...........   5.875     04/01/20       5,577,498
 ---------                                                                                                     ------------
    34,800                                                                                                       35,963,446
 ---------                                                                                                     ------------
            Mortgage Revenue - Multi-Family (1.0%)
     4,000  West Virginia Housing Development Fund, Ser A (Ambac) ....................   5.65      11/01/21       4,025,200
 ---------                                                                                                     ------------
            Mortgage Revenue - Single Family (7.0%)
    13,575  Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
              (Secondary FSA) ........................................................   6.05      11/15/25      13,755,819
     1,195  Maine Housing Authority, Mortgage Purchase 1990 Ser A-6 (AMT)
              (Secondary MBIA) .......................................................   6.35      11/15/22       1,224,337
    12,500  New Jersey Housing & Mortgage Finance Agency, Home Buyer
              1990 Ser F-3 (AMT) (MBIA) ..............................................   5.95      04/01/25      12,521,250
 ---------                                                                                                     ------------
    27,270                                                                                                       27,501,406
 ---------                                                                                                     ------------
            Public Facilities Revenue (5.4%)
     5,000  Miami-Dade County School Board, Florida, Ser 2001 A COPs (MBIA)...........   5.00      05/01/31       4,829,300
     3,000  Orange County School Board, Florida, Ser 2001 A COPs (Ambac) .............   5.25      08/01/14       3,202,200
    10,000  Marion County Convention & Recreational Facilities Authority, Indiana,
              Excise Tax Refg Ser 1993 A (Ambac) .....................................   5.50      06/01/21      10,035,000
            Kentucky Property & Building Commission, Project #74
     1,660    Refg Ser 2002 A (FSA) ..................................................   5.375     02/01/17       1,730,882
     1,500    Refg Ser 2002 A (FSA) ..................................................   5.375     02/01/18       1,554,600
 ---------                                                                                                     ------------
    21,160                                                                                                       21,351,982
 ---------                                                                                                     ------------
            Student Loan Revenue (4.7%)
    18,000  Pennsylvania State Higher Education Assistant Agency, 1988 Ser D
 ---------    (AMT) (Ambac) ..........................................................   6.05      01/01/19      18,440,280
                                                                                                               ------------



                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments o April 30, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                             COUPON      MATURITY
 THOUSANDS                                                                              RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (20.7%)
 $   5,000  Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993 (MBIA) .........    5.50 %     07/01/12    $  5,263,400
     9,000  Long Beach California, Harbor Refg Ser 1998 A (AMT) (FGIC) .............    6.00       05/15/18      10,080,090
     5,000  Chicago, Illinois, Chicago-O'Hare Int'l Airport Second Lien
              Refg 1993 Ser A (AMT) (MBIA) .........................................    5.60       01/01/18       5,034,350
     4,000  Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) ........    5.50       01/01/15       4,326,480
     5,000  Minneapolis-St Paul Metropolitan Airports Commission, Minnesota,
              Ser 2001 C (FGIC) ....................................................    5.25       01/01/32       4,984,700
     3,250  St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA) ............    5.00       07/01/20       3,215,355
     9,000  Nevada Department of Business & Industry, Las Vegas Monorail
              1st Tier Ser 2000 (Ambac) ............................................    5.375      01/01/40       8,920,260
     5,000  Cleveland, Ohio, Airport Ser 2000 A (FSA) ..............................    5.00       01/01/31       4,815,450
     9,000  Pennsylvania Turnpike Commission, Refg Ser O 1992 (FGIC) ...............    5.50       12/01/17       9,157,680
     5,000  South Carolina Transportation Infrastructure Bank, Ser 1999 A
              (Ambac) ..............................................................    5.50       10/01/16       5,293,100
     4,000  Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC) ...................    5.875      12/01/18       4,158,920
     3,000  Richmond Metropolitan Authority, Virginia Refg Ser 2002 (FGIC) .........    5.25       07/15/22       3,098,340
            Port of Seattle, Washington,
     5,000    Ser 2001 B (AMT) (MBIA) ..............................................    5.625      02/01/24       5,080,300
     8,000    Ser 2001 A (FGIC) ....................................................    5.00       04/01/31       7,534,000
 ---------                                                                                                     ------------
    79,250                                                                                                       80,962,425
 ---------                                                                                                     ------------
            Water & Sewer Revenue (18.4%)
     1,750  Colorado Water Resources & Power Development Authority,
              Water Resources 2001 Ser A (FGIC) ....................................    4.875      11/01/23       1,687,858
     5,000  Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC) ..................    5.00       10/01/28       4,846,550
     2,000  Honolulu City and County, Hawaii, Wastewater Sr Ser 1998 (FGIC) ........    4.75       07/01/28       1,830,060
    10,000  Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
              Ser 1993 (MBIA) ......................................................    5.30       05/15/19      10,070,000
     2,470  Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC) .......................    5.70       07/01/13       2,589,573
     5,000  Grand Rapids, Michigan, Sewer Impr & Refg Ser 1998 A (FGIC) ............    4.75       01/01/28       4,554,300
     2,000  Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ...............    5.00       01/01/23       1,966,960
     4,000  Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000
              (MBIA) ...............................................................    5.50       12/01/24       4,129,440
     5,000  Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac) ........    5.25       12/15/14       5,362,900
    10,000  Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC) , .........    5.25       12/01/30       9,810,800
     5,000  King County, Washington, Sewer Refg 2001 (FGIC) ........................    5.00       01/01/31       4,709,650

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments o April 30, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                            COUPON       MATURITY
 THOUSANDS                                                                             RATE          DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------
            Seattle, Washington,
 $ 10,000     Sewer Refg Ser Y (FGIC) .............................................    5.70 %       01/01/15    $ 10,234,300
    5,000     Sewer Refg Ser X (FGIC) .............................................    5.50         01/01/16       5,165,050
    5,000   West Virginia Water Development Authority, Loan Program II
              Refg Ser A-11 (FSA) .................................................    5.50         11/01/23       5,057,000
 --------                                                                                                       ------------
   72,220                                                                                                         72,014,441
 --------                                                                                                       ------------
            Other Revenue (0.8%)
    3,000   Alexandria Industrial Development Authority, Virginia, Institute for
 --------     Defense Analysis Ser 2000 A (Ambac) .................................    5.90         10/01/30       3,216,180
                                                                                                                ------------
            Refunded (10.0%)
    6,850   Louisiana Public Facilities Authority, Our Lady of the Lake Regional
              Medical Center Ser 1993 D & E (FSA) .................................    8.385++      05/28/04+      8,042,585
    6,065   Maine Health & Higher Educational Facilities Authority, Ser 1993 A
              (FSA) (ETM) .........................................................    5.50         07/01/23       6,312,270
    4,000   Detroit, Michigan, Water Supply Ser 1999 A (FGIC) .....................    5.75         01/01/10+      4,482,040
    5,000   Allegheny County Hospital Development Authority, Pennsylvania,
              Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM) ......................    5.625        08/15/18       5,213,050
   10,000   Rhode Island Depositors Economic Protection Corporation,
              Refg 1992 Ser B (MBIA) (ETM) ........................................    6.00         08/01/17      10,603,100
    4,360   Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
              (MBIA) (ETM) ........................................................    5.375        01/01/25       4,525,680
 --------                                                                                                       ------------
   36,275                                                                                                         39,178,725
 --------                                                                                                       ------------
  502,605   Total Tax-Exempt Municipal Bonds (Cost $496,104,709) ...........................................     515,625,658
 --------                                                                                                       ------------

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments o April 30, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                        COUPON        MATURITY
 THOUSANDS                                                                         RATE           DATE             VALUE
-----------------------------------------------------------------------------------------------------------------------------
            Short-Term Tax-Exempt Municipal Obligations (5.6%)
 $  5,300   Idaho Health Facilities Authority, St Lukes Regional Medical Center
              Ser 2000 (FSA) (Demand 05/01/02) ................................    1.65*%       07/01/30       $    5,300,000
   11,300   Massachusetts Health & Educational Facilities Authority, Capital
              Asset, Ser D (MBIA) (Demand 05/01/02) ...........................    1.65*        01/01/35           11,300,000
    2,400   Missouri Health & Educational Facilities Authority, Washington
              University Ser 2000 B (Demand 05/01/02) .........................    1.70*        03/01/40            2,400,000
    1,275   North Central Texas Health Facilities Development Corporation,
              Texas, Presbyterian Medical Center Ser 1985 D (MBIA)
              (Demand 05/01/02) ...............................................    1.66*        12/01/15            1,275,000
    1,665   Richmond Metropolitan Authority, Virginia, Expressway 1992 Ser B
              (FGIC) ..........................................................    6.25         07/15/02+           1,709,655
 --------                                                                                                      --------------
   21,940   Total Short-Term Tax-Exempt Municipal Obligations (Cost $21,974,917)..........................         21,984,655
 --------                                                                                                      --------------
 $524,545   Total Investments (Cost $518,079,626) (a).....................................         137.2%         537,610,313
 ========
            Other Assets in Excess of Liabilities ........................................           2.3            9,109,293
            Preferred Shares of Beneficial Interest ......................................         (39.5)        (155,000,000)
                                                                                                   ------      --------------
            Net Assets Applicable to Common Shareholders .................................         100.0%      $  391,719,606
                                                                                                               ==============

------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.


AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
 +     Prerefunded to call date shown.
 ++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security fluctuates.
 *     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $20,880,908 and the aggregate gross unrealized depreciation is $1,350,221, resulting in net unrealized appreciation of $19,530,687.

Bond Insurance:
---------------
Ambac   Ambac Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.



                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments  o  April 30, 2002 (unaudited) continued


                        Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets
                       Applicable to Common Shareholders


Alabama ................................     1.1%
Arizona ................................     2.7
California .............................     4.8
Colorado ...............................     2.4
Connecticut ............................     3.5
District of Columbia....................     4.4
Florida ................................     4.6
Hawaii .................................     1.8
Idaho ..................................     1.3
Illinois  ..............................     9.1
Indiana  ...............................     6.4
Kentucky ...............................     4.8
Louisiana ..............................     2.1
Maine  .................................     2.9
Massachusetts  .........................     6.5
Michigan ...............................     6.4
Minnesota ..............................     1.3
Missouri  ..............................     2.4
Montana  ...............................     1.4
Nevada .................................     6.0
New Hampshire ..........................     1.0
New Jersey .............................     3.2
New York ...............................     0.8
North Carolina .........................     2.6
Ohio  ..................................     1.7
Pennsylvania ...........................    11.8
Rhode Island ...........................     3.4
South Carolina .........................     5.9
Tennessee ..............................     1.0
Texas  .................................    10.0
Utah  ..................................     1.1
Virginia  ..............................     2.0
Washington .............................    11.0
West Virginia ..........................     2.3
Wisconsin  .............................     3.5
                                           -----
Total  .................................   137.2%
                                           =====




                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Financial Statements


Statement of Assets and Liabilities
April 30, 2002 (unaudited)

Assets:
Investments in securities, at value
 (cost $518,079,626)....................................................    $537,610,313
Cash ...................................................................          31,264
Interest receivable ....................................................       9,383,269
Prepaid expenses .......................................................         285,316
                                                                            ------------
  Total Assets .........................................................     547,310,162
                                                                            ------------
Liabilities:
Payable for:
  Dividends to preferred shareholders ..................................         253,721
  Investment management fee ............................................         203,881
  Common shares of beneficial interest repurchased .....................          27,757
Accrued expenses .......................................................         105,197
                                                                            ------------
  Total Liabilities ....................................................         590,556
                                                                            ------------
Preferred shares of beneficial interest (1,000,000 shares authorized of
 non-participating $.01 par value, 3,100 shares outstanding)............     155,000,000
                                                                            ------------
  Net Assets Applicable to Common Shareholders .........................    $391,719,606
                                                                            ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of
 $.01 par value, 25,831,913 shares outstanding).........................    $373,375,553
Net unrealized appreciation ............................................      19,530,687
Accumulated undistributed net investment income ........................       3,522,970
Accumulated net realized loss ..........................................      (4,709,604)
                                                                            ------------
  Net Assets Applicable to Common Shareholders .........................    $391,719,606
                                                                            ============
Net Asset Value Per Common Share,
($391,719,606 divided by 25,831,913 common shares outstanding)..........          $15.16
                                                                                  ======



                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Financial Statements continued



Statement of Operations
For the six months ended April 30, 2002 (unaudited)

Net Investment Income:
Interest Income ........................................................    $ 14,949,658
                                                                            ------------
Expenses
Investment management fee ..............................................         956,258
Auction commission fees ................................................         267,651
Transfer agent fees and expenses .......................................          47,791
Professional fees ......................................................          31,420
Shareholder reports and notices ........................................          24,556
Auction agent fees .....................................................          19,326
Registration fees ......................................................          11,093
Trustees' fees and expenses ............................................          10,529
Custodian fees .........................................................           4,538
Other ..................................................................          24,232
                                                                            ------------
  Total Expenses .......................................................       1,397,394
Less: expense offset ...................................................          (4,510)
                                                                            ------------
  Net Expenses .........................................................       1,392,884
                                                                            ------------
  Net Investment Income ................................................      13,556,774
                                                                            ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain ......................................................       1,370,765
Net change in unrealized appreciation ..................................      (9,758,324)
                                                                            ------------
  Net Loss .............................................................      (8,387,559)
                                                                            ------------
Dividends to preferred shareholders from net investment income .........      (1,834,630)
                                                                            ------------
Net Increase ...........................................................    $  3,334,585
                                                                            ============



                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Financial Statements continued

Statement of Changes in Net Assets

                                                                                FOR THE SIX      FOR THE YEAR
                                                                               MONTHS ENDED         ENDED
                                                                              APRIL 30, 2002   OCTOBER 31, 2001
                                                                              --------------   ----------------
                                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income ......................................................   $ 13,556,774     $ 27,481,798
Net realized gain ..........................................................      1,370,765        2,882,363
Net change in unrealized appreciation ......................................     (9,758,324)      21,371,132
Dividends to preferred shareholders from net investment income .............     (1,834,630)      (5,748,045)
                                                                               ------------     ------------
  Net Increase .............................................................      3,334,585       45,987,248
Dividends to common shareholders from net investment income ................    (10,568,404)     (20,862,320)
Decrease from transactions in common shares of beneficial interest .........     (6,272,903)     (12,411,356)
                                                                               ------------     ------------
  Net Increase (Decrease) ..................................................    (13,506,722)      12,713,572
Net Assets Applicable to Common Shareholders:
Beginning of period ........................................................    405,226,328      392,512,756
                                                                               ------------     ------------
End of Period
(Including accumulated undistributed net investment income of $3,522,970 and
$2,258,468, respectively)...................................................   $391,719,606     $405,226,328
                                                                               ============     ============




                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust
Notes to Financial Statements o April 30, 2002 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

Morgan Stanley Insured Municipal Income Trust
Notes to Financial Statements o April 30, 2002 (unaudited) continued


which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, with Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly total net assets.


3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 aggregated $18,603,338 and $40,048,197, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2002, the Trust had transfer agent fees and expenses payable of approximately $5,100.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,609. At April 30, 2002, the Trust had an accrued pension liability of $46,371 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Morgan Stanley Insured Municipal Income Trust
Notes to Financial Statements o April 30, 2002 (unaudited) continued


Dividends, which are cumulative, are reset through auction procedures.

                        AMOUNT IN                   RESET         RANGE OF
SERIES     SHARES*     THOUSANDS*       RATE*       DATE      DIVIDEND RATES**
------     -------     ----------       -----     --------   -----------------
   1          400        $20,000         1.65%    05/06/02      1.13% - 2.05%
   2          900         45,000         2.47     09/09/02          2.47
   3        1,000         50,000         2.95     07/08/02          2.95
   4          400         20,000         2.47     01/05/04      2.47  - 2.79
   5          400         20,000         1.60     05/06/02      0.90  - 2.05

------------
*   As of April 30, 2002.
**  For the six months ended April 30, 2002.


Subsequent to April 30, 2002 and up through June 7, 2002, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 1.35% to 2.95% in the aggregate amount of $587,670.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.


5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                                              CAPITAL
                                                                                                              PAID IN
                                                                                                             EXCESS OF
                                                                                SHARES        PAR VALUE      PAR VALUE
                                                                              ----------      ---------     ------------
Balance, October 31, 2000 ...............................................     27,191,713      $271,917      $391,787,895
Treasury shares purchased and retired (weighted average discount 8.88%)*        (907,700)       (9,077)      (12,402,279)
                                                                              ----------      --------      ------------
Balance, October 31, 2001 ...............................................     26,284,013       262,840       379,385,616
Treasury shares purchased and retired (weighted average discount 8.16%)*        (452,100)       (4,521)       (6,268,382)
                                                                              ----------      --------      ------------
Balance, April 30, 2002 .................................................     25,831,913      $258,319      $373,117,234
                                                                              ==========      ========      ============

------------
*     The Trustees have voted to retire the shares purchased.

Morgan Stanley Insured Municipal Income Trust
Notes to Financial Statements o April 30, 2002 (unaudited) continued

6. Federal Income Tax Status

At October 31, 2001, the Trust had a net capital loss carryover of approximately $6,080,000 to offset future capital gains to the extent provided by regulations, available through October 31 of the following years:

                               AMOUNT IN THOUSANDS
                  --------------------------------------------
                   2002               2003                2004
                   ----               ----                ----
                  $1,047             $4,412               $621
                  ======             ======               ====

7. Dividends to Common Shareholders

On March 26, 2002, the Trust declared the following dividends from net investment income:

             AMOUNT                 RECORD                   PAYABLE
            PER SHARE                DATE                     DATE
            ---------            ------------            -------------
             $0.0675             May 3, 2002             May 17, 2002
             $0.0675             June 7, 2002            June 21, 2002

8. Expense Offset

The expense offset represents a reduction of custodian fees for earnings on cash balances maintained by the Trust.


9. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rates municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2002, the Trust held positions in residual interest bonds having a total value of $29,883,305, which represents 7.6% of the Trust's net assets applicable to common shareholders.


10. Change in Accounting Policy

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $110,762 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the six months ended April 30, 2002 was to increase net investment income by $8,825; decrease unrealized appreciation by $6,519 and decrease net realized gains by $2,306. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Insured Municipal Income Trust
Notes to Financial Statements o April 30, 2002 (unaudited) continued

11. Change in Financial Statement Classification for Preferred Shares

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

Morgan Stanley Insured Municipal Income Trust
Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:



                                                  FOR THE SIX                      FOR THE YEAR ENDED OCTOBER 31
                                                  MONTHS ENDED    -----------------------------------------------------------------
                                                 APRIL 30, 2002      2001         2000         1999          1998         1997
                                                ----------------  ----------  ------------  -----------  -----------  -------------
                                                 (unaudited)
Selected Per Share Data:
Net asset value, beginning of period. .........     $15.42          $14.44      $ 13.69       $15.47       $ 14.69       $13.86
                                                    ------          ------      -------       ------       -------       ------
Income (loss) from investment operations:
 Net investment income* .......................       0.52            1.03         1.01         1.01          1.00         1.00
 Net realized and unrealized gain (loss) ......      (0.32)           0.90         0.79        (1.77)         0.71         0.70
 Common share equivalent of dividends
  paid to preferred shareholders* .............      (0.07)          (0.22)       (0.22)       (0.19)        (0.20)       (0.19)
                                                    ------          ------      -------       ------       -------       ------
Total income (loss) from investment
 operations ...................................       0.13            1.71         1.58        (0.95)         1.51         1.51
                                                    ------          ------      -------       ------       -------       ------
Less dividends from net investment income .....      (0.41)          (0.78)       (0.86)       (0.84)        (0.78)       (0.78)
                                                    ------          ------      -------       ------       -------       ------
Anti-dilutive effect of acquiring treasury
 shares* ......................................       0.02            0.05         0.03         0.01          0.05         0.10
                                                    ------          ------      -------       ------       -------       ------
Net asset value, end of period ................     $15.16          $15.42      $ 14.44       $13.69       $ 15.47       $14.69
                                                    ======          ======      =======       ======       =======       ======
Market value, end of period ...................     $13.93          $14.13      $12.813       $13.25       $14.813       $13.25
                                                    ======          ======      =======       ======       =======       ======
Total Return+ .................................       1.49%(1)       16.70%    3.29%           (5.17)%       18.27%       21.21%
Ratios to Average Net Assets of Common
 Shareholders:
Total expenses (before expense offset) ........       0.71%(2)        0.71%    0.73%            0.70%         0.69%        0.68%(3)
Net investment income before preferred
 stock dividends ..............................       6.91%(2)        6.84%    7.27%            6.71%         6.60%        7.04%
Preferred stock dividends .....................       0.94%(2)        1.43%    1.59%            1.26%         1.30%        1.31%
Net investment income available to common
 shareholders .................................       5.97%(2)        5.41%    5.68%            5.45%         5.30%        5.73%
Supplemental Data:
Net assets applicable to common
 shareholders, end of period, in thousands ....   $391,720        $405,226   $392,513       $384,277      $439,807     $434,728
Asset coverage on preferred shares at end
 of period ....................................        352%            361%      352%            347%          383%         380%
Portfolio turnover rate .......................          3%(1)          13%       11%              5%            7%           2%

------------
* The per share amounts were computed using an average number of common shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.


                       See Notes to Financial Statements

                                                             Morgan Stanley Logo

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo                                       [GRAPHIC OMITTED]
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President
                                                        Morgan Stanley
Barry Fink                                              Insured Municipal
Vice President, Secretary and General Counsel           Income Trust

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Robert W. Wimmel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken
from the records of the Trust without examination by the
independent auditors and accordingly they do not express an
opinion thereon.                                               Semiannual Report
                                          37958                April 30, 2002
                                                            --------------------